UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2006

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

DRYDEN MUNICIPAL BOND FUND

HIGH INCOME SERIES

Schedule of Investments

July 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS—96.8%
Alabama—0.5%
Butler Ind. Dev. Brd. Solid Wste.
Disp. Rev., GA-Pacific Corp.
Proj., A.M.T.	BB+(b)	5.75%	9/01/28	$1,000	$1,014,920
Camden Ind. Dev. Brd. Facs.
Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125	12/01/24	1,000	1,111,290
Ser. B, A.M.T.	BBB(b)	6.375	12/01/24	1,000	1,097,390

					3,223,600

Alaska—0.6%
Northern Tobacco Secur. Corp.,
Asset Bkd. Bonds	Baa3	6.50	6/01/31	3,500	3,722,880

Arizona—1.1%
Coconino Cnty. Poll. Ctrl. Corp.
Rev. Tuscon Elec. Pwr., Navajo,
Ser. A, A.M.T.	Ba1	7.125	10/01/32	5,000	5,277,550
Ser. B	Ba1	7.00	10/01/32	1,700	1,773,933

					7,051,483

California—12.6%
Antelope Valley California
Hlthcare. Dis. Rfdg., Ser. A,
F.S.A.	Aaa	5.20	1/01/17	1,005	1,066,677
California Poll. Ctrl. Fing. Auth.
Solid Wste. Disp. Rev.
Wste. Mgmt., Inc.
PJ-Ser. B	BBB(b)	5.00	7/01/27	1,000	985,550
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,905	5,256,443
California St. Pub. Wks. Brd.
Lease Rev.,
Dept. Mental Hlth., Coalinga,
Ser. A	A3	5.50	6/01/19	2,000	2,213,560
Dept. Mental Hlth., Coalinga,
Ser. A	A3	5.50	6/01/20	2,000	2,211,980
Dept. Mental Hlth., Coalinga,
Ser. A	A3	5.50	6/01/22	2,000	2,202,620
California Statewide Cmntys.
Dev. Auth. Rev.,
Kaiser Permanente, Ser. C	A3	3.85	11/01/29	2,000	1,986,260
Rfdg. Daughters Charity
Hlth.	BBB+(b)	5.25	7/01/30	500	525,030
Capistrano Uni. Sch. Dist.

Cmnty. Facs., Talega	NR	6.00	9/01/33	1,000		1,061,710
Central California Joint Pwr.
Hlth. Fin. Auth., Cmnty.
Hosps. of Central California,
C.O.P.	Baa2	6.00	2/01/30	2,550		2,678,342
Foothill/Eastern Trans. Corridor
Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero	1/15/28	6,700		5,674,632
Golden St. Securitization Corp.
Tobacco Settlement Rev.,
Asset Bkd., Ser. B	A3	5.75	6/01/23	3,940		4,241,489
Asset Bkd., Ser. B	A3	5.50	6/01/43	3,500		3,926,895
La Quinta Fin. Auth. Local Agcy.
Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	3,500		3,808,245
Lincoln Impvt. Bond Act 1915,
Pub. Fin. Auth., Twelve
Bridges	NR	6.20	9/02/25	3,495		3,695,229
Los Angeles Wtr. & Pwr. Rev.
Pwr. Sys.,
Ser. A, F.G.I.C.	Aaa	5.125	7/01/40	3,660		3,818,954
Ser. B, F.S.A.	Aaa	5.125	7/01/15	1,000		1,099,100
Ser. B, F.S.A.	Aaa	5.125	7/01/16	1,000		1,098,730
Ser. B, F.S.A.	Aaa	5.125	7/01/17	2,100		2,305,485
Ser. B, F.S.A.	Aaa	5.125	7/01/18	1,555		1,698,884
Murrieta Cmnty. Facs. Dist. Spl.
Tax, No. 2, The Oaks Impt.
Area, Ser. A	NR	5.90	9/01/27	1,000		1,052,360
Orange Cnty., Cmnty. Loc. Trans.
Auth., Reg. Linked, S.A.V.R.S.,
R.I.B.S.	Aa2	6.20	2/14/11	7,000		7,940,310
Perris California Cmnty. Facs.
Dist., Spec. Tax, No. 01-2,
Ser. A	NR	6.25	9/01/23	3,000		3,227,940
Rancho Cordova Cmnty. Facs. Dist.,
Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00	9/01/33	1,000		1,026,430
Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.10	9/01/37	2,000		2,056,300
Roseville Joint Union H.S. Dist.,
Ser. B, G.O., F.G.I.C.	Aaa	Zero	8/01/11	1,440		1,156,306
Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00	9/01/33	1,800		1,898,856
University Revs.,
Hosp. UCLA Med. Ctr., Ser. A,
A.M.B.A.C.	Aaa	5.50	5/15/23	1,330		1,474,491
Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,115		2,259,856
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	3,500		3,745,595
Valley Hlth. Sys. California
Hosp. Rev., Rfdg. & Impvt.
Proj., Ser. A	B+(b)	6.50	5/15/25	1,000		1,002,400

						78,396,659

Colorado—3.2%
Black Hawk Bus. Impvt. Dist.	NR	7.75	12/01/19	5,285	(d)	6,268,433
Colorado Hlth. Facs. Auth. Rev.,
Rfdg. Hosp. Poudre Valley
Hlthcare.	Baa2	5.00	3/01/25	5,560		5,677,872
Colorado Springs Hosp. Rev.	A3	6.375	12/15/30	1,240	(d)	1,427,029
Colorado Springs Hosp. Rev.,

Unrfdg.	A3	6.375		12/15/30	1,260		1,386,013
Denver Urban Ren. Auth. Tax,
Inc., Rev., A.M.T.	NR	7.75		9/01/16	3,895		4,092,710
Lake Creek Affordable Hsg.
Corp. Multi-Fam. Rev., Ser. B	NR	7.00		12/01/23	935		849,045

							19,701,102

Connecticut—0.9%
Connecticut St., 1060 R, G.O.,
R.I.T.E.S.	AAA(b)	7.01973	(f)	11/15/19	5,000	(i)	5,863,900

District of Columbia—0.5%
Dist. of Columbia Rev.,
Univ., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	3,000		3,119,640

Florida—4.5%
Broward Cnty. Res. Recov. Rev.,
Rfdg. Wheelabrator, Ser. A	A3	5.50		12/01/08	4,000		4,268,440
Escambia Cnty. Hlth. Fac. Rev.,
Hlthcare. Fac., A.M.B.A.C.	Aaa	5.95		7/01/20	55		55,358
Florida St. Corr. Privatization
Cmnty. Cert. Partner,
Ser. A, A.M.B.A.C.	Aaa	5.00		8/01/17	1,660		1,785,795
Ser. B, C.O.P., A.M.B.A.C.	Aaa	5.00		8/01/14	2,020		2,204,527
Hillsborough Cnty. Ind. Dev.
Auth. Rev., Lakeshore Villas
Proj., Ser. A	NR	6.75		7/01/29	3,000		3,052,350
Indigo Cmnty. Dev. Dist. Florida
Cap. Impvt. Rev.	NR	5.75		5/01/36	2,000		2,027,240
Miami Beach Hlth. Facs. Auth.
Hosp. Rev., Mount Sinai Med.
Ctr., Ser. A	Ba2	6.70		11/15/19	1,000		1,091,110
North Springs Impvt. Dist. Wtr.
Mgmt., Ser. B	NR	8.30		5/01/24	1,520		1,538,574
Orlando Util. Cmnty. Wtr. &
Elec. Rev., Ser. D, E.T.M.	Aa1	6.75		10/01/17	2,000	(d)	2,433,860
Palm Beach Cnty. Pub. Impvt.
Rev., Convention Ctr. Proj.,
F.G.I.C.	Aaa	5.00		11/01/30	3,500		3,723,685
Paseo Cmnty. Dev. Dist. Florida
Cap. Impvt. Rev., Ser. A	NR	5.40		5/01/36	1,400		1,399,874
Reunion West Cmnty. Dev. Dist.
Spec. Assmt.	NR	6.25		5/01/36	1,500		1,582,680
Stoneybrook West Cmnty. Dev.
Dist. Spec. Assmt., Ser. B	NR	6.45		5/01/10	435		439,350
Volusia Cnty. Sch. Brd. Sales
Tax Rev., F.S.A.	Aaa	5.00		10/01/10	2,500		2,698,600

							28,301,443

Georgia—0.7%
Cobb Cnty. Georgia Dev. Auth.
Solid Wste. Disp. Rev.,
Georgia Wste. Mgmt. Proj.
Ser. A, A.M.T.	BBB(b)	3.65		4/01/33	2,000		1,998,220
Fulton Cnty. Residential Care
Facs., Canterbury Corut Proj.,
Ser. A	NR	6.125		2/15/34	1,200		1,226,604

Henry Cnty. Wtr. & Swr. Auth.
Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000		1,224,200

						4,449,024

Hawaii—0.3%
Hawaii St., Ser. DD, G.O.,
M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,170,700

Illinois—8.1%
Cary Illinois Spec. Tax Spec. Svcs.,
Area No. 1, Cambridge, Ser. A	NR	7.625	3/01/30	3,800		4,099,782
Area No. 2, Foxford Hill	NR	7.50	3/01/30	4,782		5,150,549
Chicago Illinois Proj. & Rfdg.,
G.O., F.G.I.C.	Aaa	5.25	1/01/28	4,375		4,651,150
Gilberts Illinois Spec. Svcs.
Area No. 9, Spec. Tax, Big
Timber Proj.	NR	7.75	3/01/27	5,000		5,562,450
Illinois Edl. Facs. Auth. Student
Hsg. Rev., Edl. Advnmt. Fdg.
Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,147,640
Illinois Fin. Auth. Rev.
Friendship Vlge. Shaumburg,
Ser. A	NR	5.625	2/15/37	1,000		1,011,380
Northwestern Mem. Hosp.,
Ser. A	Aa2	5.25	8/15/34	5,000		5,285,150
Illinois Hlth. Facs. Auth. Rev.,
Holy Cross Hosp. Proj.	B2	6.75	3/01/24	3,000		3,008,640
Lake Forest Hosp., Ser. A	A3	6.25	7/01/22	4,200		4,638,102
Kane & De Kalb Cntys. Sch.
Dist., No. 301, A.M.B.A.C.,
C.A.B.S., G.O.	Aaa	Zero	12/01/11	3,360		2,639,650
McLean & Woodford Cntys.
Cmnty. Unif. Sch. Dist.
No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,535	(d)	5,037,523
Metro. Peir & Expo. Auth.
Dedicated St. Tax Rev.,
McCormick Place Expansion,
Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000		6,365,940
Robbins Illinois Res. Recov.
Rev. Restruct. Proj.,
Ser. A, A.M.T.	NR	8.375	10/15/16	5,031	(c)	10,062
Ser. B, A.M.T.	NR	8.375	10/15/16	1,969	(c)	3,938
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,051,900

						50,663,856

Indiana—0.8%
Indiana Hlth. Fac. Fin. Auth.
Hosp. Rev., Cmnty.
Foundation Northwest Ind.,
Ser. A	BBB-(b)	6.00	3/01/34	3,000		3,190,140
Indiana St. Hsg. Fin. Auth.
Sngl. Fam. Mtge. Rev.,
Ser. B2, A.M.T.	Aaa	4.00	1/01/34	1,895		1,891,513

						5,081,653

Iowa—0.9%
Iowa St. Fin. Auth. Hlthcare.,
Facs. Rev., Mercy Hlth.
Initiatives Proj.	NR	9.25	7/01/25	4,780	5,866,924

Louisiana—1.0%
Calcasieu Parish Inc., Ind.
Dev. Brd. Rev., Rfdg.
Olin Corp. Proj.	Baa3	6.625	2/01/16	3,500	3,753,995
De Soto Parish Lousisiana
Environ. Impvt. Rev.,
Rfdg. Int’l. Paper,
Ser. A, A.M.T.	Baa2	4.75	3/01/19	2,500	2,475,225

					6,229,220

Maine—0.7%
Main Hlth. & Higher Edl. Facs.
Auth. Rev. Piper Shores,
Ser. A	NR	7.50	1/01/19	1,000(d)	1,127,230
Ser. A	NR	7.55	1/01/29	3,000(d)	3,386,490

					4,513,720

Maryland—2.0%
Anne Arundel Cnty. Spec.
Oblig., Arundel Mills Proj.	AAA(b)	7.10	7/01/29	3,000(d)	3,479,640
Maryland St. Hlth. & Higher Edl.
Facs. Auth. Rev.	A3	6.75	7/01/30	5,000	5,595,100
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR	7.25	7/01/07	1,054	1,106,500
Sludge Corp. Facs., A.M.T.	NR	8.50	7/01/07	1,865	2,002,618

					12,183,858

Massachusetts—3.1%
Massachusetts St., Cons. Ln.,
G.O., Ser. C	Aa2	5.25	11/01/30	1,495(d)	1,640,493
Massachusetts St. Coll. Bldg.,
Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750	2,190,125
Massachusetts St. Dev. Fin.
Agcy. Rev., Hlthcare. Fac.,
Alliance, Ser. A	NR	7.10	7/01/32	4,010	4,103,713
Masachusetts St. Hlth. & Edl.
Facs. Auth. Rev. Caritas
Christi Oblig. Group,
Rfdg., Ser. A	Baa3	5.75	7/01/28	2,000	2,033,360
Rfdg., Ser. B	Baa3	6.75	7/01/16	3,595	4,031,721
Massachusetts St. Wtr. Poll.
Abatement Trust, Pool Proj.,
Ser. 9	Aaa	5.25	8/01/33	2,500	2,685,700
Nantucket,
G.O., M.B.I.A.	Aaa	3.375	10/01/15	1,205	1,168,031
G.O., M.B.I.A.	Aaa	3.50	10/01/16	1,200	1,169,568

					19,022,711

Michigan—1.1%
Kalamazoo Michigan Hosp. Fin.
Auth. Hosp. Fac. Rev., E.T.M.,
F.G.I.C.	Aaa	7.808	(f)	6/01/11	2,000	(d)	2,062,840
Kent Hosp. Fin. Auth. Michigan
Rev., Metro. Hosp. Proj.,
Ser. A	BBB(b)	6.25		7/01/40	3,000		3,311,640
Michigan St. Hosp. Fin. Auth.
Rev., Ascension Hlth. Sub
Credit, Ser. A	Aa3	5.00		11/01/12	1,250		1,338,788

							6,713,268

Minnesota—0.4%
St. Paul Hsg. & Redev. Auth.
Hosp. Rev., Hltheast Proj.,
Ser. A	BB+(b)	6.625		11/01/17	2,385		2,392,656

Nevada—3.6%
Clark Cnty. Impvt. Dist.,
No. 121, Southern Highlands
Area	NR	7.50		12/01/19	4,695		5,100,225
Spec. Impvt. Dist. No. 142,
Loc. Impvt.	NR	6.10		8/01/18	2,000		2,072,040
Clark Cnty. Ind. Dev. Rev.,
Nevada Pwr. Co. Proj., Ser. A,
A.M.T.	B-(b)	5.60		10/01/30	2,500		2,499,800
Rfdg. Nevada Pwr. Co. Proj.,
Ser. C	B-(b)	5.50		10/01/30	4,500		4,485,015
Director St. Nevada Dept. Bus. & Ind.,
Las Ventanas Ret., Proj. A	NR	7.00		11/15/34	1,500		1,583,625
Las Ventanas Ret., Proj. B	NR	6.75		11/15/23	1,315		1,383,367
North Las Vegas Local Impvt.,
Spec. Impvt. Dist. No. 60
Aliante	NR	5.60		12/01/12	1,510		1,564,390
Spec. Impvt. Dist. No. 60
Aliante	NR	6.40		12/01/22	1,235		1,279,522
Washoe Cnty. Wtr. Fac. Rev.,
Sierra Pac. Pwr. Co., A.M.T.	Ba2	5.00		3/01/36	2,500		2,546,575

							22,514,559

New Jersey—6.5%
Camden Cnty. Auth. Rev.,
Hlthcare. Redev. Cooper Proj.	Baa3	6.00		2/15/27	2,250		2,331,495
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625		6/15/19	1,250		1,342,013
Cigarette Tax	Baa2	5.75		6/15/34	750		799,290
Kapkowski Rd., Ser. A	Aaa	6.375		4/01/31	7,000	(d)	8,344,980
Kapkowski Rd., Ser. A,
C.A.B.S., E.T.M.	Aaa	Zero		4/01/12	1,115	(d)	863,947
Rfdg. First Mtge. Franciscan
Oaks Proj.	NR	5.70		10/01/17	165		167,619
Spec. Facs. Rev., Continental
Airlines, Inc. Proj., A.M.T.	Caa2	6.25		9/15/29	3,500		3,194,065
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00		7/01/27	2,000		2,110,520
Raritan Bay Med. Ctr.	NR	7.25		7/01/27	4,000		4,170,000
St. Peters Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	2,250		2,481,390

New Jersey St. Edl. Facs. Auth.
Rev., Felician Coll. of Lodi,
Ser. D	NR	7.375	11/01/22	3,615		3,648,403
New Jersey St. Tpke. Auth. Tpke.
Rev., Growth & Income Secs.,
Ser. B, A.M.B.A.C.	Aaa	Zero	1/01/35	4,000		2,598,200
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.75	6/01/39	1,000		1,180,760
Asset Bkd.	Baa3	6.125	6/01/42	1,000		1,080,320
Asset Bkd.	Baa3	6.25	6/01/43	5,250		6,064,538

						40,377,540

New Mexico—1.1%
Farmington Poll. Ctrl. Rev. Rfdg.,
El Paso Elec. Co. Proj.,
Ser. A, F.G.I.C.	Aaa	4.00	6/01/32	2,000		1,997,220
New Mexico Mtge. Fin. Auth.
Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	Aaa	3.50	7/01/36	2,000		2,114,020
Ser. E, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	7/01/35	2,490		2,652,473

						6,763,713

New York—9.0%
Brookhaven New York Ind. Dev.
Agcy. Civic Facs. Rev., Mem.
Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	2,000	(e)	2,169,560
Metro. Trans. Auth. Rev., Ser. A,
A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,520,206
Metro. Trans. Auth. Svc.
Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	3,050		3,392,302
New York City Ind. Dev. Agcy.
Civic Fac. Rev.,
Liberty 7 World Trade Ctr.,
Ser. A	NR	6.50	3/01/35	2,500		2,656,349
Staten Island Univ. Hosp.
Proj., Ser. B	B2	6.375	7/01/31	995		986,334
New York City Transitional Fin.
Auth. Prerefunded, Future Tax,
Ser. C	Aa1	5.50	11/01/20	8,525	(d)	9,458,061
New York City Transitional Fin.
Auth. Rev., Future Tax Sec’d.,
Ser. C	Aa1	5.50	2/15/16	2,500		2,763,975
Ser. C	Aa1	5.50	11/01/20	475		518,320
New York St. Dorm. Auth. Revs.
Non St. Supported Debt, Mt. Sinai
NYU Hlth., RMKT 7/1/05	Ba1	5.50	7/01/26	2,000		2,034,940
NYU Hlth.-C-RMKT 7/1/05	Ba1	5.50	7/01/26	2,000		2,034,940
New York St. Environ. Facs.
Rev. Corp., Revolving Funds,
Ser. B	Aaa	5.00	6/15/27	780		818,805
New York, NY,
Ser. G, G.O.	A1	5.00	12/01/25	1,000		1,047,830
Ser. J, G.O., F.S.A.	Aaa	5.00	3/01/18	2,740		2,956,350
Suffolk Cnty. Ind. Dev. Agcy.
Civic Facs. Rev., South

Hampton Hosp. Assoc., Ser. B	NR	7.625	1/01/30	4,945		5,261,232
Tobacco Settlement Fin. Corp.,
Asset Bkd., Ser. A-1	A2	5.50	6/01/14	8,000		8,662,400
Asset Bkd., Ser. C-1	A2	5.50	6/01/14	3,500		3,789,800
Asset Bkd., Ser. C-1	A2	5.50	6/01/15	3,000		3,280,170

						56,351,574

North Carolina—0.3%
North Carolina Mun. Pwr. Agcy.
Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/01/26	2,000		2,050,140

North Dakota—0.7%
Ward Cnty. Hthcare. Facs.
Rev., Rfdg. Trinity Oblig.,
Group A	BBB+(b)	6.25	7/01/26	2,110		2,214,318
Group B	BBB+(b)	6.25	7/01/21	2,000		2,097,940

						4,312,258

Ohio—1.1%
Cuyahoga Cnty. Hosp. Facs.
Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000		3,381,270
Mahoning Cnty. Ohio Hosp.
Facs. Rev., Forum Hlth. Oblig.
Group, Ser. A	Baa1	6.00	11/15/32	1,500		1,628,850
Ohio St. Wtr. Dev. Auth. Solid
Wste. Disp. Rev., Wste. Mgmt.
Proj., A.M.T.	BBB(b)	4.50	7/01/21	1,000		1,015,050
Ohio St. Solid Wste. Rev.,
CSC Ltd. Proj., A.M.T.	NR	8.50	8/01/22	7,000	(c)	70
Rep. Eng. Steels, Inc., A.M.T.	NR	9.00	6/01/21	2,250	(c)	225
Richland Cnty. Hosp. Facs.
Rev., Rfdg. Medcentral Hlth.
Sys., Ser. A	A-(b)	6.125	11/15/16	1,000		1,089,680

						7,115,145

Oklahoma—0.5%
Oklahoma Hsg. Fin. Agcy. Sngl.
Fam. Rev., Mtge.
Homeownership In. Prog.
Ser. B, A.M.T.	Aaa	4.875	9/01/33	3,160		3,245,510

Pennsylvania—4.1%
Allegheny Cnty. Hosp. Dev.
Auth.Rev., Ohio Valley Gen.
Hosp. Proj., Ser. A	Baa2	5.125	4/01/35	1,335		1,357,521
Allegheny Cnty. Hosp. Dev.
Auth.Rev. Hlth. Sys.,
Ser. B	B1	9.25	11/15/15	1,000		1,206,720
Ser. B	B1	9.25	11/15/22	1,825		2,199,125
Cumberland Cnty. Mun. Auth.
Ret. Cmnty. Rev., Wesley
Affiliated Svcs., Ser. A	NR	7.25	1/01/35	4,000		4,383,880

Lancaster Cnty. Hosp. Auth.
Rev., Gen. Hosp. Proj.	A(b)	5.50	3/15/26	780		823,859
Langhorne Manor Boro. Higher
Ed. & Hlth. Auth. Rev., Hosp.
Lower Bucks Hosp.	B2	7.35	7/01/22	4,650		4,650,418
Montgomery Cnty. Pennsylvania
Ind. Dev. Auth. Rev., MTG-
Whitemarsh Cont. Care	NR	6.25	2/01/35	2,450		2,622,039
Pennsylvania Econ. Dev. Fin.
Auth. Exempt Facs. Rev.
Shippingport PJ-A-Rmkt. 6/1/05, A.M.T.	Baa3	4.35	6/01/28	1,000		996,500
Pennsylvania Econ. Dev. Fin.
Auth. Res. Recov. Rev.
Ref., Sub, Colver
Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,000		1,006,310
Philadelphia Hosp. & Higher
Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys.	Ca	7.00	7/01/05	1,651	(c)	17
Grad. Hlth. Sys.	Ca	7.25	7/01/18	2,269	(c)	23
Grad. Hlth. Sys., Ser. A	Ca	6.25	7/01/13	2,015	(c)	20
Somerset Cnty. Hosp. Auth. Rev.,
Hlthcare. First Mtge.	NR	4.20	6/01/09	1,095		748,433
Hlthcare. First Mtge.	NR	4.25	6/01/24	8,805		5,615,036

						25,609,901

South Carolina—0.9%
South Carolina Jobs Econ. Dev.
Auth. Hosp. Facs. Rev., Rfdg.
Palmetto Hlth., Ser. C	Baa1	6.875	8/01/27	5,000		5,731,200

South Dakota—0.7%
South Dakota Econ. Dev. Fin.
Auth., Dakota Park, A.M.T.	NR	10.25	1/01/19	4,220		4,320,731

Tennessee—6.6%
Bradley Cnty. Ind. Dev. Brd.,
Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,177,000
Chattanooga Tenn. Hlth. Edl. &
Hsg. Fac. Brd. Rev. Ref.,
CDFI Phase I LLC
PJ-Sub-B	NR	6.00	10/01/35	1,000		1,012,270
Johnson City Hlth. & Edl. Facs.
Brd. Hosp. Rev., Rfdg. First
Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,461,680
Memphis Ctr. City Rev., Fin.
Corp., Ser. B	NR	6.50	9/01/28	26,000		26,487,499
Rutherford Cnty. Hlth. & Edl.
Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	5,100		5,209,037
Shelby Cnty. Hlth. Edl. & Hsg.
Fac. Brd. Hosp. Rev.,
Methodist Hlthcare.	A3	6.50	9/01/26	2,195	(d)	2,592,010
Methodist Hlthcare., E.T.M.	A3	6.50	9/01/26	1,305	(d)	1,541,662

						41,481,158

Texas—8.0%
Alliance Arpt. Auth., Inc. Spec.
Facs. Rev., American Airlines,
Inc. Proj., A.M.T.	Caa2	7.50	12/01/29	2,500		2,240,725
Austin Hsg. Fin. Corp. Multi-
Fam. Hsg. Rev., Stony Creek,
Ser. A	Ba2	7.75	11/01/29	9,315		9,017,292
Brazos River Auth. Poll. Ctrl.
Rev., TXU Entergy Co. LLC Proj.,
Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255		1,400,178
Ser. D	Baa2	5.40	10/01/29	1,000		1,070,060
Dallas-Fort Worth Int’l. Arpt.
Fac. Impvt. Corp. Rev.,
American Airlines, Inc.	Caa2	6.00	11/01/14	1,050		898,737
American Airlines, Inc.
A.M.T.	Caa2	6.375	5/01/35	2,000		1,539,240
American Airlines, Inc. Ser. C,
A.M.T.	Caa2	6.15	5/01/29	1,950		1,878,942
Decatur Hosp. Auth. Rev., Wise
Reg. Hlth. Sys., Ser. A	Ba2	7.125	9/01/34	3,000		3,289,530
Houston Arpt. Sys. Rev., Spec.
Facs., Continental Airlines,
Ser. E, A.M.T.	Caa2	6.75	7/01/29	2,000		1,929,840
Houston Hlth. Facs. Dev. Corp.
Ret. Fac. Rev., Buckingham
Sr. Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250		1,372,763
Houston Util. Sys. Rev., Ref.,
Comb., First Lien, Ser. A,
F.S.A.	Aaa	5.25	5/15/21	7,000		7,588,911
Katy Texas Dev. Auth. Rev., Tax
Increment Contract, Ser. B	NR	6.00	6/01/18	4,000		4,180,400
Lower Colo River Auth., Rfdg.,
Trans. Svcs. Corp. Proj.,
Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/24	4,515		4,911,101
Matagorda Cnty. Nav. Dist.
No. 1 Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000		2,098,520
North Central Texas Hlth. Fac.
Dev. Corp. Rev., Ret. Fac. Sr.
Hsg., Ser. A	NR	7.50	11/15/29	2,000		2,161,040
Sabine River Auth. Poll. Ctrl.
Rev., TXU Energy Co. LLC
Proj., Ser. B	Baa2	6.15	8/01/22	1,000		1,100,040
San Antonio Elec. & Gas Rev.,
Rfdg., Ser. A	Aa1	5.00	2/01/18	3,000		3,168,720
Texas Mun. Pwr. Agcy. Rev.,
M.B.I.A., E.T.M.	Aaa	Zero	9/01/15	50	(d)	32,939

						49,878,978

Trust Territories—0.4%
Northern Mariana Islands Comnwlth.,
Ser. A, G.O.	Ba3	6.75	10/01/33	2,000		2,187,360

Utah—0.0%
Tooele Cnty. Poll. Ctrl. Rev.,
Rfdg. Laidlaw Environ.,
Ser. A, A.M.T.	NR	7.55	7/01/27	3,718	(c)	9,296

Virginia—3.9%
Chesapeake Hosp. Auth. Fac.
Rev., Rfdg. Chesapeake Gen.
Hosp., Ser. A	A3	5.25	7/01/17	3,445		3,656,902
Chesterfield Cnty. Ind. Dev.
Auth. Poll. Ctrl. Rev., Virginia
Elec. & Pwr., Ser. A	A3	5.875	6/01/17	2,000		2,186,620
Gloucester Cnty. Ind. Dev. Auth.
Solid Wste. Disp. Rev., Wste.
Mgmt. Svcs., Ser. A Rmkt.
5/3/04, A.M.T.	BBB(b)	5.125	9/01/38	2,700		2,810,295
Norfolk Redev. & Hsg. Auth.
Multi-Fam. Rental Hsg. Fac.
Rev., A.M.T.	NR	8.00	9/01/26	5,775		6,059,130
Pocahontas Pkwy. Assoc. Toll
Rd. Rev., C.A.B.S.,
Ser. B	Ba3	Zero	8/15/16	7,000		3,839,500
Ser. C	B3	Zero	8/15/25	5,000		1,158,500
Ser. C	B3	Zero	8/15/32	6,200		876,804
Ser. C	B3	Zero	8/15/33	6,200		820,074
Ser. C	B3	Zero	8/15/34	6,200		762,972
Ser. C	B3	Zero	8/15/35	5,800		664,100
Sussex Cnty. Ind. Dev. Auth.
Solid Wste. Disp. Rev.,
Atlantic Wste., Ser. A, Rmkt.
5/3/04, A.M.T.	BBB(b)	5.125	6/01/28	1,600		1,665,360

						24,500,257

Washington—2.6%
Bellevue Conv. Ctr. Auth., King
City, Oblig. Rev., M.B.I.A.	Aaa	Zero	2/01/10	870		740,805
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B,
A.M.B.A.C.	Aaa	6.00	7/01/18	5,050		5,773,311
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		4,927,198
Skagit Cnty. Washington Pub.
Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa3	5.50	12/01/30	1,250		1,290,813
Tobacco Settlment Auth.
Tobacco Settlement Rev.,
Asset Bkd.	Baa3	6.50	6/01/26	2,570		2,843,577
Washington St. Pub. Pwr. Sup.
Sys. Rev., Nuclear Proj. No. 1,
Ser. B, E.T.M.	Aaa	7.25	7/01/09	755	(d)	825,872

						16,401,576

West Virginia—1.3%
West Virginia St. Hosp. Fin.
Auth. Hosp. Rev., Oak Hil
Hosp., Ser. B	A2	6.75	9/01/30	7,000	(d)	8,161,370

Wisconsin—2.0%
Badger Tobacco Asset Secur.
Corp., Asset Bkd.	Baa3	6.125	6/01/27	2,840		3,056,777
Oconto Falls Cmnty. Dev. Auth.
Dev. Rev., A.M.T.	NR	8.125	12/01/22	1,395		1,056,657

Oconto Falls Tissue, Inc. Proj.,
A.M.T.	NR	7.75		12/01/22	7,800	5,735,808
Wisconsin Hlth. & Edl. Facs.
Auth. Rev., Eastcastle Place, Inc. Proj.	NR	6.125		12/01/34	1,000	1,009,560
Wisoncisn St. Hlth. & Edl. Fac.
Auth. Rev., Beaver Dam
Cmnty. Hosp. Inc., Ser. A	NR	6.75		8/15/34	1,250	1,327,200

						12,186,002

Wyoming—0.5%
Weston Cnty. Wyoming Poll.
Ctrl. Rev., Rfdg., Black Hills
Pwr. Inc. Proj.	Baa2	4.80		10/01/14	2,850	2,887,535

Total long-term investments (cost $597,389,182)						604,754,100

SHORT-TERM INVESTMENTS—3.0%
Delaware—2.9%
Delaware St. Econ. Dev. Auth. Rev.,
Delmarva Pwr. & Lt. Co. Proj.,
A.M.T., F.R.D.D.	VMIG2	2.50	(j)	8/01/05	5,300	5,300,000
A.M.T., F.R.D.D.	VMIG2	2.50	(j)	8/01/05	12,850	12,850,000

						18,150,000

Texas—0.1%
Dallas-Fort Worth Tex. Regl.
Arpt. Rev. M.B.I.A., F.R.D.D., A.M.T.	A-1+(b)	2.38	(j)	8/01/05	400	400,000

Total short-term investments (cost $18,550,000)						18,550,000

Total Investments (cost $615,939,182(g))—99.8%						623,304,100
Other assets in excess of liabilities (h)—0.2%						1,631,646

Net Assets—100.0%						$624,935,746

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S—Residential Interest Bonds.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.

(c)	Represents issuer in default of interest payments; non-income producing security.

(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.

(e)	All or partial principal amount segregated as initial margin or financial futures contracts.

(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at the Fund’s quarter end.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2005 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$615,939,182	$40,018,573	$32,653,655	$7,364,918

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at July 31, 2005

Number of Contracts	Type	Expiration Date	Value at July 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
122	U.S. Treasury Bonds	Sept. 05	$14,068,125	$14,279,407	$(211,282)
23	U.S. Treasury 2 Yr. Notes	Sept. 05	4,749,141	4,785,497	(36,356)

					(247,638)

	Short Positions:
120	U.S. Treasury 5 Yr. Notes	Sept. 05	(12,864,375)	(12,986,913)	122,538
247	U.S. Treasury 10 Yr. Notes	Sept. 05	(27,413,141)	(27,878,384)	465,243

					587,781

					$340,143

(i)	Indicates a security that has been deemed illiquid.

(j)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2005.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

DRYDEN MUNICIPAL BOND FUND

INSURED SERIES

Schedule of Investments

July 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS—100.7%
California—10.4%
California Hlth. Facs. Fin.,
Cedars-Sinai Med. Ctr.	A3	5.00%		11/15/21	$1,000		$1,045,690
California St., G.O., M.B.I.A.	Aaa	5.25		2/01/27	7,000		7,501,551
Golden St. Securitization Corp. Tobacco
Settlement Rev., Asset Bkd., Ser. B	Aaa	Zero		6/01/23	1,500		1,206,435
Los Angeles Cmnty. Redev. Agcy.
Lease Rev. Manchester Social Svcs.
Proj., A.M.B.A.C.	Aaa	5.00		9/01/25	1,910		2,001,374
Los Angeles Unif. Sch. Dist.
Cert. Part., Admin. Bldg.
Proj., Ser. B., C.O.P.	Aaa	5.00		10/01/31	3,000		3,102,750
San Diego Cnty. Wtr. Rev.,
C.O.P., F.G.I.C., R.I.T.E.S.	Aaa	8.85196	(e)	4/26/06	5,800		6,039,424
San Joaquin Hills Trans.
Corridor Agcy.Toll Rd. Rev.,
C.A.B.S., Ser. A, M.B.I.A	Aaa	Zero		1/15/36	10,000		2,211,100
Capistrano Unif.,
Sch. Dist. Cmnty. Facs.
Dist. Spec. Tax, F.G.I.C.	Aaa	Zero		9/01/32	5,000		1,336,650
South Orange Cnty. Pub. Fin.,
Foothill Area Proj., Ser. C,
F.G.I.C.	Aaa	8.00		8/15/08	2,000		2,280,080
University Rev., Hosp., UCLA
Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	3,000		3,203,250

							29,928,304

Colorado—2.6%
Colorado Dept. Trans. Rev.,
Trans. Rev. Antic. Nts., Ser. A,
F.G.I.C.	Aaa	5.00		12/15/16	4,000		4,362,360
Denver City & Cnty. Arpt. Rev.,
Ser. C, A.M.T., M.B.I.A.	Aaa	5.60		11/15/11	3,000		3,121,350

							7,483,710

Delaware—0.6%
Delaware River & Bay Auth.
Dev. Rev., M.B.I.A.	Aaa	5.00		1/01/24	1,500		1,607,010

District of Columbia—3.1%
Dist. of Columbia Rev., George
Washington Univ., Ser. A	Aaa	5.125		9/15/31	2,000		2,079,760
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50		6/01/10	2,905	(c)	3,323,465
Ser. A, M.B.I.A.	Aaa	6.50		6/01/10	3,095	(d)	3,515,889

							8,919,114

Florida—7.8%
Brevard Cnty. Hlth. Facs. Auth.,
Holmes Reg. Med. Ctr. Proj.,
M.B.I.A.	Aaa	5.60	10/01/10	6,000		6,234,600
Duval Cnty. Sch. Brd.
C.O.P., F.G.I.C.	Aaa	5.00	7/01/21	5,300		5,667,608
Florida St. Corr. Privatization
Comn. Cert. Partner,
A.M.B.A.C., C.O.P.,
Ser. B	Aaa	5.00	8/01/15	2,125		2,305,604
Ser. B	Aaa	5.00	8/01/16	2,235		2,413,152
Indian River Cnty. Wtr. & Swr.
Rev., Ser. A, F.G.I.C.	Aaa	5.25	9/01/18	2,600		2,797,054
Polk Cnty. Sch. Dist. Sales
Tax Rev.,
F.S.A.	Aaa	5.25	10/01/17	1,580		1,749,487
F.S.A.	Aaa	5.25	10/01/18	1,325		1,461,753

						22,629,258

Georgia—3.3%
Atlanta Arpt. Facs. Rev.,
Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	(c)	2,268,320
Georgia Mun. Elec. Auth., Pwr.
Rev., Ser. B, M.B.I.A.	Aaa	6.20	1/01/10	3,495		3,901,154
Newnan Hosp. Auth. Rev.,
M.B.I.A.	Aaa	5.50	1/01/21	3,185		3,478,402

						9,647,876

Hawaii—3.1%
Hawaii Dept. Budget & Fin.,
Hawaiian Elec. Co. Projs.,
Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000		8,885,440

Illinois—9.7%
Chicago Illinois Proj. & Rfdg.,
G.O., F.G.I.C.	Aaa	5.25	1/01/28	2,000		2,126,240
Chicago Midway Arpt. Rev.,
Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000		5,200,800
Chicago O’Hare Int’l. Arpt.
Pass. Facs. Chrg., Ser. A,
A.M.B.A.C.	Aaa	5.625	1/01/15	2,000		2,060,580
Illinois St. Civic Ctr., Spec. St.
Oblig., F.S.A.	Aaa	5.50	12/15/15	2,710		2,967,911
Illinois St. Toll Hwy. Auth. Rev.,
Ser. A, F.S.A.	Aaa	5.00	1/01/22	3,000		3,200,550
Illinois St.,
G.O., F.S.A	Aaa	5.25	4/01/22	2,500		2,705,625
McLean & Woodford Cntys.
Cmnty. Unif. Sch. Dist.
No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,000	(c)	4,443,240
Metro. Pier & Exposition Auth.
Dedicated St. Tax Rev.,
C.A.B.S., McCormick,
Ser. A, M.B.I.A.	Aaa	Zero	12/15/34	10,000		2,453,800
C.A.B.S., McCormick,
Ser. A, M.B.I.A.	Aaa	Zero	6/15/37	7,500		1,625,325

Onterie Ctr. Hsg. Fin. Corp.,
Mtge. Rev., Ser. A, M.B.I.A.	Aaa	7.00	7/01/12	1,225		1,233,551

						28,017,622

Kansas—0.6%
Saline Cnty. Unif. Sch. Dist. No. 305,
G.O., F.S.A.	Aaa	5.50	9/01/17	1,525	(c)	1,676,509

Louisiana—0.6%
New Orleans LA, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,540		1,687,932

Massachusetts—2.9%
Boston Convention Ctr. Act of
1997, Spec. Oblig., Ser. A,
A.M.B.A.C.	Aaa	5.00	5/01/19	2,000		2,129,100
Massachusetts St. Spec. Bldg.,
Auth. Rev., Sales Tax Rev.,
Ser. A, F.S.A.	Aaa	5.00	8/15/24	2,000		2,133,360
Massachusetts St. Spec. Oblig.
Dedicated Tax Rev., F.G.I.C.	Aaa	5.25	1/01/21	2,500		2,832,275
Massachusetts St. Spec. Oblig.
Rev., Sales Tax Rev.,
Ser. A, F.S.A.	Aaa	5.50	6/01/21	1,000		1,164,410

						8,259,145

Michigan—3.6%
Detroit Wtr. Sup. Sys., Ser. B,
M.B.I.A.	Aaa	5.25	7/01/32	5,500		5,885,605
Michigan Mun. Bond Auth.
Rev., Clean Wtr., St.
Revolving Fd.	Aaa	5.00	10/01/15	4,000		4,375,080

						10,260,685

Minnesota—4.1%
Becker Indpt. Sch. Dist.
No. 726, G.O., F.S.A,
Ser. A	Aaa	6.00	2/01/15	1,610		1,792,960
Ser. A	Aaa	6.00	2/01/16	1,750		1,948,870
Minneapolis & St. Paul Metro.
Arpts., F.G.I.C.,
Ser. A	Aaa	5.75	1/01/32	4,285	(c)	4,765,606
Ser. C	Aaa	5.50	1/01/19	3,000		3,270,690

						11,778,126

Missouri—1.2%
St. Louis Arpt. Rev., Arpt. Dev.
Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000		3,351,840

Nevada—2.6%
Clark Cnty. Nevada Sch. Dist.
Refdg., Ser. B, G.O., F.G.I.C.	Aaa	5.00	6/15/19	7,000		7,560,841

New Jersey—4.0%
Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,869,919
Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	5,016,985
New Jersey St. Tpke. Auth.
Rev., Growth & Inc. Secs.,
Ser. A	Aaa	5.00	1/01/20	2,500	2,686,450
Ser. B, A.M.B.A.C.	Aaa	Zero	1/01/35	1,500	974,325

					11,547,679

New York—13.1%
Erie Cnty. Ind. Dev. Agcy. Sch.
Facs. Rev., City of Buffalo
Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	3,085,830
Islip Res. Rec. Facs., Ser. B,
A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	2,035,215
Metro. Trans. Auth. N.Y. Svc.
Contract, Rfdg., M.B.I.A.,
Ser. B	Aaa	5.50	7/01/19	5,000	5,561,150
Ser. B	Aaa	5.50	7/01/23	7,285	8,065,077
New York St. Dorm. Auth. Rev.,
Sch. Dist. Fin. Proj., Ser. A,
M.B.I.A.	Aaa	5.75	10/01/17	3,000	3,398,280
New York, NY,
Pub. Impvt., Ser. J, G.O., F.S.A.	Aaa	5.00	3/01/18	2,500	2,697,400
Suffolk Cnty. Judicial Facs.,
John P. Cohalan Complex,
A.M.B.A.C.	Aaa	5.75	10/15/12	3,000	3,293,850
Tobacco Settlement Fin. Corp.,
Asset-Bkd.,
Ser. A-1	A2	5.50	6/01/14	3,000	3,248,400
Ser. C-1	A2	5.50	6/01/15	1,000	1,093,390
Yonkers, Ser. B, G.O., M.B.I.A.	Aaa	5.00	8/01/21	2,425	2,600,594
Yonkers, G.O., M.B.I.A.	Aaa	5.00	8/01/22	2,545	2,720,656

					37,799,842

Ohio—1.1%
Bowling Green St. Univ., F.G.I.C.	Aaa	5.75	6/01/16	2,815	3,145,002

Oklahoma—4.1%
Edmond Pub. Wks. Auth. Util.
Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	4,440	4,787,918
Norman Reg. Hosp. Auth., Rev.,
Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,297,827
Oklahoma City Arpt. Trust, Jr.
Lien, Ser. 24, A.M.B.A.C.,
A.M.T.	Aaa	5.75	2/01/18	2,620	2,706,879

					11,792,624

Pennsylvania—3.6%
Pennsylvania Econ. Dev. Fin.
Auth. Res. Recov. Rev.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500	2,681,825
Pennsylvania St. Ind. Dev. Auth.
Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000	5,590,350
Philadelphia Wtr. & Swr. Rev.,
Wtr. Util. Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000	2,201,300

					10,473,475

Puerto Rico—2.4%
Puerto Rico Comnwlth. Hwy. & Transit Auth. Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000		3,199,950
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465		3,695,942

						6,895,892

South Carolina—2.2%
Lexington Wtr. & Swr., Rev.,
Ser. A., M.B.I.A.	Aaa	5.75	4/01/20	4,180		4,604,145
Univ. of South Carolina, Rev.,
Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615		1,773,868

						6,378,013

Texas—6.9%
Corpus Christi Util. Sys. Rev.,
Ser. A, F.S.A.	Aaa	6.00	7/15/19	3,255	(c)	3,656,960
Ser. A, F.S.A.	Aaa	6.00	7/15/20	3,450		3,876,041
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	2,925		3,396,569
Houston, Rfdg., Pub.
Impvt., Ser.A., G.O., M.B.I.A.	Aaa	5.375	3/01/15	5,000		5,580,100
Northwest Indpt. Sch. Dist.,
P.S.F.G.,
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/17	1,080		1,203,174
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/18	1,000		1,111,970
Van Alstyne Indpt. Sch. Dist.
Rfdg., G.O., P.S.F.G.	Aaa	5.95	8/15/29	1,105		1,163,797

						19,988,611

Washington—5.1%
Clark Cnty. Sch. Dist. No. 114,
G.O., F.S.A.	Aaa	5.25	12/01/18	3,800		4,140,860
Cowlitz Cnty. Sch. Dist. No. 122
Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	1,725		1,902,002
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20	1,570		1,730,328
Skagit Cnty. Cons. Sch. Dist.
No. 320 Mount Vernon, G.O.,
M.B.I.A	Aaa	5.50	12/01/18	2,000		2,228,780
Snohomish Cnty. Ltd. Tax, G.O.,
M.B.I.A.	Aaa	5.375	12/01/19	2,000		2,188,820
Washington St. Hsg. Fin. Comn.,
Sngl. Fam. Pg., Ser. 2A,
A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18	2,505		2,574,939

						14,765,729

West Virginia—1.1%
Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/01/19	2,000		2,196,920
West Virginia St. Wtr. Dev. Auth.,
Ser.B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015		1,114,744

						3,311,664

Wisconsin—0.9%
Manitowoc Elec. Rev., Pwr. Sys.,
F.G.I.C.	Aaa	5.25	10/01/34		2,500	2,652,375

Total long-term investments (cost $275,261,129)						290,444,318

SHORT-TERM INVESTMENTS 0.3%
California
California Hsg. Fin. Agcy. Rev.
F.R.D.D., A.M.B.A.C., A.M.T.	VMIG1	2.35	8/01/05	(f)	10	10,000

Texas-0.3%
Dallas-Fort Worth Texas Regl.
Arpt. Rev., F.R.D.D.,
M.B.I.A., A.M.T.	A-1+(b)	2.38	8/01/05	(f)	855	855,000

Total short-term investments (cost $865,000)						865,000

Total Investments 101.0% (cost $276,126,129)(h)						291,309,318
Other liabilities in excess of other assets—(1.0%)(g)						(2,957,536)

Net Assets—100.0%						$288,351,782

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

(b)	Standard & Poor’s rating.

(c)	Prerefunded issues are secured by escrow cash or direct U.S. government guaranteed obligations.

(d)	All or partial amount segregated as initial margin on financial futures contracts.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of July 31, 2005.

(f)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The rate shown is the rate as of July 31, 2005.

(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open future contracts outstanding at July 31, 2005:

Number of Contracts	Type	Expiration Date	Value at July 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
2	U.S. Treasury 10 Yr. Notes	Sept. 05	$221,969	$227,752	$(5,783)
15	U.S. Treasury Bonds	Sept. 05	1,729,688	1,740,200	(10,512)

					(16,295)

Short Positions:
111	U.S. Treasury 5 Yr. Notes	Sept. 05	11,899,547	12,051,465	151,918
64	U.S. Treasury 2 Yr. Notes	Sept. 05	13,215,000	13,278,285	63,285

					215,203

					$198,908

Interest rate swap agreements outstanding at July 31, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.*	3/17/2021	$1,700	3.865%	BMA Municipal Swap Index	$(29,906)

Morgan Stanley Capital Services, Inc.*	3/17/2021	$1,684	1.00%	BMA Municipal Swap Index	(7,756)

					($37,662)

*	Portfolio pays the floating rate and receives the fixed rate.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2005 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$276,126,129	$15,419,199	$236,010	$15,183,189

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	September 26, 2005

*	Print the name and title of each signing officer under his or her signature.